STOCK OPTIONS:	9 Months Ended	12 Months Ended
	Jun. 30, 2011	Sep. 30, 2010
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shareholders' Equity and Share-based Payments [Text Block]
NOTE 8 -        STOCK OPTIONS:

The 2010 share option plan was established On March 3, 2010.

Options to Directors and Employees:

On March 3, 2010, the Board of Directors of the Company granted of 24,965,751 options to three officers of the Company, exercisable for two years at exercise prices of $0.001 per share, to be vested by the end of each three month from the date of employment agreement.

The fair value of the stock options grants was estimated using the Black-Schooled option valuation model that used the following assumptions:

Percent %
Risk free interest	3.75%
Dividend yields	0
Volatility	177%
Expected term (in years)	2

The fair value of the options granted above using the Black-Scholes model is $0.75 per option.

NOTE 4   -  STOCK OPTIONS:

The 2010 share option plan was established On March 3, 2010.

Options to Directors and Employees:

On March 3, 2010, the Board of Directors of the Company granted of 24,965,751 options to three officers of the Company, exercisable for two years at exercise prices of $0.001 per share, to be vested by the end of each three month from the date of employment agreement signed on May 14, 2010.

The fair value of the stock options grants was estimated using the Black-Schooled option valuation model that used the following assumptions:

%
Risk free interest	3.75%
Dividend yields	0
Volatility	177%
Expected term (in years)	2

The fair value of the options granted above using the Black-Scholes model is $0.75 per option.

A summary of the status of the stock options granted to employees and directors as of September 30, 2010, and changes during the year ended on those dates, is presented below:

	2010
		Weighted
	Number	average
	of	exercise
	options	price
		$

Options outstanding at beginning of year	-
Changes during the year:
Granted - at an exercise price above market price	24,965,751	0.001
Options outstanding at end of year	24,965,751	0.001
Options exercisable at end of year	7,281,677
Weighted average fair value of options granted during the year	$0.001

Costs incurred in respect of stock based compensation for employees and directors, for the year ended September 30, 2010 were $5,455 thousand.

The following table presents summary information concerning the options outstanding as of September 30, 2010:

Weighted
		Average	Weighted	Aggregate intrinsic value (in thousands)
Range of		Remaining	average
exercise	Number	Contractual	exercise
prices	outstanding	Life	price
$		Years	$	$
0.001	24,965,751	1.33	0.001	8,214

The following table presents summary information concerning the options exercisable as of September 30, 2010:

Weighted
		Average	Weighted	Aggregate
Range of		Remaining	average	intrinsic value (in thousands)
exercise	Number	Contractual	exercise
prices	exercisable	Life	price
$		Years	$	$
0.001	7,281,677	1.33	0.001	2,396